Audit Fees - Summary Of Detailed Information About Audit Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditor's remuneration [abstract]
Financial Statement audit fees	$ 2,615	$ 5,502	$ 382
Other fees, including tax services	676	136	607
Total fees	$ 3,291	$ 5,638	$ 989